UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Debt Central Fund

September 30, 2012

1.926211.101

EMC-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 32.4%
		Principal Amount (c)	Value
Convertible Bonds - 0.6%
Bailiwick of Jersey - 0.6%
Vedanta Resources Jersey II Ltd.:
4% 3/30/17		$ 600,000	$ 592,500
5.5% 7/13/16		100,000	96,150
TOTAL BAILIWICK OF JERSEY			688,650
Nonconvertible Bonds - 31.8%
Argentina - 1.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		284,580	280,311
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		280,000	140,000
Pan American Energy LLC 7.875% 5/7/21 (e)		260,000	235,300
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		982,000	834,700
TOTAL ARGENTINA			1,490,311
Brazil - 0.7%
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)		400,000	358,000
Vale SA 5.625% 9/11/42		180,000	183,118
Votorantim Cimentos SA 7.25% 4/5/41 (e)		200,000	216,000
TOTAL BRAZIL			757,118
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	850,000	446,541
Canada - 0.5%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		445,000	520,650
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		420,000	65,100
TOTAL CANADA			585,750
Cayman Islands - 1.8%
Mongolian Mining Corp. 8.875% 3/29/17 (e)		200,000	203,500
Odebrecht Finance Ltd. 7.5% (e)(f)		700,000	743,750
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		355,000	400,004
6.875% 1/20/40		225,000	280,575
8.375% 12/10/18		325,000	413,465
TOTAL CAYMAN ISLANDS			2,041,294
Chile - 0.2%
Automotores Gildemeister SA 8.25% 5/24/21 (e)		165,000	180,048
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Costa Rica - 0.2%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		$ 200,000	$ 222,000
Croatia - 0.2%
Agrokor d.d. 8.875% 2/1/20 (e)(g)		200,000	200,000
El Salvador - 0.5%
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		500,000	522,500
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		200,000	205,500
JSC Georgian Railway 7.75% 7/11/22 (e)		200,000	225,000
TOTAL GEORGIA			430,500
Germany - 0.3%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		275,000	303,518
Indonesia - 1.2%
Indo Energy Finance BV 7% 5/7/18 (e)		200,000	207,000
PT Adaro Indonesia 7.625% 10/22/19 (e)		250,000	274,980
PT Pertamina Persero:
4.875% 5/3/22 (e)		200,000	214,000
5.25% 5/23/21 (e)		235,000	257,913
6% 5/3/42 (e)		200,000	216,000
6.5% 5/27/41 (e)		200,000	228,000
TOTAL INDONESIA			1,397,893
Ireland - 1.1%
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		200,000	213,000
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		220,000	238,700
6.025% 7/5/22 (e)		200,000	223,000
6.8% 11/22/25 (e)		175,000	205,188
6.902% 7/9/20 (e)		365,000	427,050
TOTAL IRELAND			1,306,938
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		250,000	255,625
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Kazakhstan - 0.7%
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		$ 120,000	$ 118,200
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		600,000	641,250
TOTAL KAZAKHSTAN			759,450
Luxembourg - 2.5%
Alrosa Finance SA 7.75% 11/3/20 (e)		200,000	225,000
Aquarius Investments Luxemburg 8.25% 2/18/16		200,000	216,000
EVRAZ Group SA:
8.25% 11/10/15 (e)		500,000	546,250
9.5% 4/24/18 (Reg. S)		200,000	225,034
MHP SA 10.25% 4/29/15 (e)		245,000	252,350
RSHB Capital SA 6% 6/3/21 (e)		200,000	203,240
TMK Capital SA 7.75% 1/27/18		400,000	408,000
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		710,000	779,225
TOTAL LUXEMBOURG			2,855,099
Mexico - 3.9%
Alestra SA de RL de CV 11.75% 8/11/14		525,000	590,625
Comision Federal de Electricid 5.75% 2/14/42 (e)		200,000	224,000
Gruma SAB de CV 7.75% (Reg. S) (f)		350,000	353,500
Petroleos Mexicanos:
4.875% 1/24/22		260,000	293,410
5.5% 1/21/21		225,000	263,475
5.5% 6/27/44		360,000	392,400
6% 3/5/20		225,000	270,563
6.5% 6/2/41		315,000	392,648
6.625% (e)(f)		930,000	986,730
8% 5/3/19		200,000	262,700
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		400,000	417,000
TOTAL MEXICO			4,447,051
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		200,000	203,260
Multi-National - 0.4%
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	80,000,000	501,272
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Netherlands - 3.1%
Access Finance BV 7.25% 7/25/17 (e)		$ 200,000	$ 209,000
DTEK Finance BV 9.5% 4/28/15 (e)		125,000	125,625
HSBK (Europe) BV:
7.25% 5/3/17 (e)		300,000	318,000
9.25% 10/16/13 (e)		200,000	211,000
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		125,000	143,125
JSC Kazkommertsbank BV 8% 11/3/15 (e)		275,000	258,500
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		200,000	240,500
7% 5/5/20 (e)		225,000	277,043
9.125% 7/2/18 (e)		275,000	355,108
11.75% 1/23/15 (e)		150,000	181,125
Listrindo Capital BV 6.95% 2/21/19 (e)		200,000	219,000
Majapahit Holding BV:
7.75% 1/20/20 (e)		250,000	314,375
8% 8/7/19 (e)		175,000	220,938
Metinvest BV 10.25% 5/20/15 (e)		225,000	226,688
VimpelCom Holdings BV 7.5043% 3/1/22 (e)		280,000	293,300
TOTAL NETHERLANDS			3,593,327
Pakistan - 0.7%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		800,000	788,000
Paraguay - 0.2%
BBVA Paraguay SA 9.75% 2/11/16 (e)		225,000	236,250
Philippines - 0.7%
Development Bank of Philippines 8.375% (f)(h)		485,000	535,925
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (e)		200,000	277,000
TOTAL PHILIPPINES			812,925
Russia - 0.7%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		675,000	813,375
Turkey - 0.7%
Akbank T.A.S. 5.125% 7/22/15 (e)		425,000	440,406
Turkiye Garanti Bankasi A/S 4% 9/13/17 (e)		200,000	201,000
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (e)		200,000	215,000
TOTAL TURKEY			856,406
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Ukraine - 0.2%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		$ 275,000	$ 277,063
United Kingdom - 0.8%
Afren PLC 11.5% 2/1/16 (e)		200,000	227,500
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		425,000	411,188
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		375,000	307,500
TOTAL UNITED KINGDOM			946,188
United States of America - 1.7%
Braskem America Finance Co. 7.125% 7/22/41 (e)		155,000	165,850
Pemex Project Funding Master Trust:
5.75% 3/1/18		380,000	444,220
6.625% 6/15/35		860,000	1,082,740
Southern Copper Corp. 6.75% 4/16/40		175,000	201,686
TOTAL UNITED STATES OF AMERICA			1,894,496
US Virgin Islands - 0.2%
Magnesita Finance Ltd. 8.625% (e)(f)		200,000	207,000
Venezuela - 6.1%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,400,000	1,264,200
5% 10/28/15		350,000	295,750
5.375% 4/12/27		615,000	381,300
5.5% 4/12/37		270,000	164,025
8% 11/17/13		145,000	145,435
8.5% 11/2/17 (e)		3,175,000	2,865,438
9% 11/17/21 (Reg. S)		850,000	728,875
12.75% 2/17/22 (e)		1,125,000	1,147,500
TOTAL VENEZUELA			6,992,523
TOTAL NONCONVERTIBLE BONDS			36,323,721
TOTAL CORPORATE BONDS (Cost $34,843,869)			37,012,371
Government Obligations - 61.4%
		Principal Amount (c)	Value
Argentina - 4.8%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 553,725	$ 436,059
2.5% 12/31/38 (d)		630,000	232,155
7% 9/12/13		2,485,000	2,467,329
7% 10/3/15		1,410,000	1,291,286
City of Buenos Aires 12.5% 4/6/15 (e)		725,000	732,250
Provincia de Cordoba 12.375% 8/17/17 (e)		450,000	373,500
TOTAL ARGENTINA			5,532,579
Aruba - 0.2%
Aruba Government 4.625% 9/14/23 (e)		200,000	200,000
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (e)		225,000	265,500
Belarus - 1.2%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,060,000	1,046,750
8.95% 1/26/18		285,000	280,725
TOTAL BELARUS			1,327,475
Brazil - 2.4%
Brazilian Federative Republic:
7.125% 1/20/37		490,000	740,537
8.25% 1/20/34		265,000	437,913
10.125% 5/15/27		495,000	894,713
12.25% 3/6/30		320,000	654,400
TOTAL BRAZIL			2,727,563
Colombia - 1.8%
Colombian Republic:
6.125% 1/18/41		315,000	425,250
7.375% 9/18/37		325,000	498,875
10.375% 1/28/33		420,000	766,500
11.75% 2/25/20		200,000	325,000
TOTAL COLOMBIA			2,015,625
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		750,500	604,153
Croatia - 1.7%
Croatia Republic:
6.25% 4/27/17 (e)		755,000	817,288
Government Obligations - continued
		Principal Amount (c)	Value
Croatia - continued
Croatia Republic: - continued
6.375% 3/24/21 (e)		$ 450,000	$ 499,500
6.625% 7/14/20 (e)		275,000	308,688
6.75% 11/5/19 (e)		300,000	338,250
TOTAL CROATIA			1,963,726
Dominican Republic - 1.1%
Dominican Republic:
1.2754% 8/30/24 (h)		500,000	460,000
7.5% 5/6/21 (e)		450,000	507,375
9.04% 1/23/18 (e)		218,595	245,373
TOTAL DOMINICAN REPUBLIC			1,212,748
El Salvador - 0.4%
El Salvador Republic:
7.625% 2/1/41 (e)		150,000	167,250
7.65% 6/15/35 (Reg. S)		125,000	137,500
8.25% 4/10/32 (Reg. S)		100,000	118,000
TOTAL EL SALVADOR			422,750
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (e)		150,000	181,500
Georgia - 0.4%
Georgia Republic 6.875% 4/12/21 (e)		445,000	507,300
Ghana - 0.7%
Ghana Republic:
8.5% 10/4/17 (e)		200,000	233,500
14.99% 3/11/13	GHS	1,000,000	522,693
TOTAL GHANA			756,193
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (e)		200,000	222,500
Hungary - 1.6%
Hungarian Republic:
4.75% 2/3/15		1,065,000	1,066,118
7.625% 3/29/41		662,000	741,440
TOTAL HUNGARY			1,807,558
Iceland - 0.4%
Republic of Iceland 5.875% 5/11/22 (e)		380,000	414,200
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - 4.0%
Indonesian Republic:
4.875% 5/5/21 (e)		$ 500,000	$ 572,500
5.25% 1/17/42 (e)		510,000	580,788
5.875% 3/13/20 (e)		425,000	512,125
6.625% 2/17/37 (e)		275,000	364,375
6.875% 1/17/18 (e)		250,000	306,250
7.75% 1/17/38 (e)		425,000	633,250
8.5% 10/12/35 (Reg. S)		450,000	712,710
11.625% 3/4/19 (e)		550,000	840,125
TOTAL INDONESIA			4,522,123
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		800,000	732,000
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		200,000	195,500
Latvia - 0.4%
Latvian Republic:
5.25% 2/22/17 (e)		250,000	275,625
5.25% 6/16/21 (e)		200,000	225,500
TOTAL LATVIA			501,125
Lebanon - 0.8%
Lebanese Republic:
4% 12/31/17		775,500	759,990
4.75% 11/2/16		100,000	99,000
5.15% 11/12/18		100,000	100,250
TOTAL LEBANON			959,240
Lithuania - 1.0%
Lithuanian Republic:
6.125% 3/9/21 (e)		320,000	381,600
6.625% 2/1/22 (e)		200,000	248,000
7.375% 2/11/20 (e)		425,000	540,281
TOTAL LITHUANIA			1,169,881
Mexico - 3.0%
United Mexican States:
4.75% 3/8/44		200,000	223,000
5.125% 1/15/20		302,000	360,890
5.75% 10/12/10		361,000	434,103
6.05% 1/11/40		736,000	984,400
6.75% 9/27/34		565,000	805,125
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
7.5% 4/8/33		$ 200,000	$ 304,000
8.3% 8/15/31		190,000	306,375
TOTAL MEXICO			3,417,893
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (e)		250,000	278,750
Nigeria - 0.3%
Republic of Nigeria:
0% 3/7/13	NGN	22,000,000	131,813
6.75% 1/28/21 (e)		150,000	170,250
TOTAL NIGERIA			302,063
Pakistan - 0.7%
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		875,000	791,875
Peru - 1.4%
Peruvian Republic:
4% 3/7/27 (d)		380,000	380,000
5.625% 11/18/50		215,000	278,425
7.35% 7/21/25		75,000	109,575
8.75% 11/21/33		470,000	816,625
TOTAL PERU			1,584,625
Philippines - 2.4%
Philippine Republic:
7.5% 9/25/24		100,000	142,250
7.75% 1/14/31		420,000	642,600
9.5% 2/2/30		530,000	916,264
9.875% 1/15/19		195,000	282,263
10.625% 3/16/25		415,000	727,288
TOTAL PHILIPPINES			2,710,665
Poland - 0.6%
Polish Government:
3% 3/17/23		180,000	176,850
6.375% 7/15/19		400,000	494,000
TOTAL POLAND			670,850
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (e)		220,000	278,300
Government Obligations - continued
		Principal Amount (c)	Value
Romania - 0.5%
Romanian Republic 6.75% 2/7/22 (e)		$ 484,000	$ 543,290
Russia - 5.9%
Russian Federation:
3.25% 4/4/17 (e)		200,000	210,500
4.5% 4/4/22 (e)		200,000	223,000
5.625% 4/4/42 (e)		600,000	720,780
7.5% 3/31/30 (Reg. S)		2,762,875	3,488,117
11% 7/24/18 (Reg. S)		190,000	276,925
12.75% 6/24/28 (Reg. S)		940,000	1,829,428
TOTAL RUSSIA			6,748,750
Serbia - 1.2%
Republic of Serbia 6.75% 11/1/24 (e)		1,429,167	1,400,584
Slovakia - 0.4%
Slovakia Republic 4.375% 5/21/22 (e)		480,000	505,824
Sri Lanka - 1.2%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)		200,000	215,000
6.25% 10/4/20 (e)		450,000	491,625
6.25% 7/27/21 (e)		200,000	219,000
7.4% 1/22/15 (e)		425,000	463,250
TOTAL SRI LANKA			1,388,875
Turkey - 7.3%
Turkish Republic:
0% 5/15/13	TRY	220,000	117,280
5.125% 3/25/22		220,000	244,200
5.625% 3/30/21		325,000	370,500
6% 1/14/41		445,000	517,313
6.25% 9/26/22		205,000	246,513
6.75% 4/3/18		500,000	593,750
6.75% 5/30/40		400,000	510,000
6.875% 3/17/36		645,000	819,989
7% 9/26/16		350,000	406,875
7% 3/11/19		200,000	244,000
7.25% 3/15/15		500,000	556,250
7.25% 3/5/38		475,000	632,938
7.375% 2/5/25		750,000	975,000
7.5% 7/14/17		500,000	601,250
7.5% 11/7/19		400,000	504,520
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
8% 2/14/34		$ 140,000	$ 198,450
11.875% 1/15/30		425,000	803,250
TOTAL TURKEY			8,342,078
Ukraine - 2.0%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		500,000	460,000
Ukraine Government:
7.65% 6/11/13 (e)		795,000	800,963
7.75% 9/23/20 (e)		300,000	294,000
7.95% 2/23/21 (e)		300,000	298,500
9.25% 7/24/17 (e)		400,000	420,480
TOTAL UKRAINE			2,273,943
United States of America - 0.2%
U.S. Treasury Bonds 2.75% 8/15/42		269,000	264,923
Uruguay - 0.5%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		400,000	624,999
Venezuela - 7.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		5,800	172,550
6% 12/9/20		350,000	264,250
7% 3/31/38		300,000	219,750
7.75% 10/13/19 (Reg. S)		480,000	416,400
8.5% 10/8/14		365,000	366,825
9% 5/7/23 (Reg. S)		1,170,000	1,030,770
9.25% 9/15/27		750,000	675,000
9.25% 5/7/28 (Reg. S)		410,000	360,800
9.375% 1/13/34		395,000	350,563
10.75% 9/19/13		350,000	358,750
11.75% 10/21/26 (Reg. S)		740,000	745,550
11.95% 8/5/31 (Reg. S)		1,090,000	1,111,800
12.75% 8/23/22		1,390,000	1,480,350
13.625% 8/15/18		365,000	392,375
TOTAL VENEZUELA			7,945,733
Vietnam - 1.4%
Vietnamese Socialist Republic:
1.5032% 3/12/16 (h)		258,696	235,413
Government Obligations - continued
		Principal Amount (c)	Value
Vietnam - continued
Vietnamese Socialist Republic: - continued
4% 3/12/28 (d)		$ 1,100,000	$ 891,000
6.875% 1/15/16 (e)		475,000	517,750
TOTAL VIETNAM			1,644,163
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	200,800
TOTAL GOVERNMENT OBLIGATIONS (Cost $63,287,386)			70,160,222
Sovereign Loan Participations - 0.7%

Indonesia - 0.7%
Indonesian Republic loan participation Goldman Sachs 1.25% 12/14/19 (h) (Cost $771,402)		805,556	765,278
Preferred Securities - 0.8%

Brazil - 0.4%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	370,000	403,262
Cayman Islands - 0.4%
CSN Islands XII Corp. 7% (Reg. S) (f)	500,000	502,644
TOTAL PREFERRED SECURITIES (Cost $890,110)		905,906
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $3,205,486)	3,205,486	3,205,486
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $102,998,253)		112,049,263
NET OTHER ASSETS (LIABILITIES) - 1.9%		2,131,428
NET ASSETS - 100%		$ 114,180,691
Currency Abbreviations
BRL	-	Brazilian real
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principle amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,122,766 or 38.6% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,651
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 37,012,371	$ -	$ 37,012,371	$ -
Government Obligations	70,160,222	-	69,780,222	380,000
Sovereign Loan Participations	765,278	-	-	765,278
Preferred Securities	905,906	-	905,906	-
Money Market Funds	3,205,486	3,205,486	-	-
Total Investments in Securities:	$ 112,049,263	$ 3,205,486	$ 107,698,499	$ 1,145,278
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,943,345
Total Realized Gain (Loss)	3,723
Total Unrealized Gain (Loss)	52,899
Cost of Purchases	28,875
Proceeds of Sales	(83,333)
Amortization/Accretion	6,558
Transfers in to Level 3	-
Transfers out of Level 3	(806,789)
Ending Balance	$ 1,145,278
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2012	$ 52,899

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $102,402,909. Net unrealized appreciation aggregated $9,646,354, of which $10,638,508 related to appreciated investment securities and $992,154 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012